Investment Properties, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about investment property [abstract]
Disclosure of detailed information about investment property

	December 31,
	2019	2020
	(US$ in millions)
At January 1
Cost	$988	$1,004
Accumulated depreciation	(359)	(417)
At January 1	$629	$587

Year ended December 31
Opening net book amount	$629	$587
Additions	6	7
Adjustments to project costs	—	(3)
Transfer	6	2
Depreciation	(57)	(52)
Exchange difference	3	2
Closing net book amount	$587	$543

At December 31
Cost	$1,004	$990
Accumulated depreciation	(417)	(447)
At December 31	$587	$543

Fair value of investment properties	Valuations were based on income and an open market value approach for all completed properties as follows:

	December 31,
	2019	2020
	(US$ in millions)
Fair value of the investment properties	$8,354	$7,686

Disclosure of income statement amounts related to investment properties

	Year ended December 31,
	2018	2019	2020
	(US$ in millions)
Mall income	$507	$531	$269
Direct operating expenses arising from investment properties that generate right-of-use income	$51	$50	$37
Direct operating expenses that did not generate right-of-use income	$5	$5	$6

Leasing arrangements
The future aggregate minimum lease/base fee receivables under non-cancelable agreements are as follows:

	December 31,
	2019	2020
	(US$ in millions)
No later than 1 year	$361	$334
1 to 2 years	289	244
2 to 3 years	205	178
3 to 4 years	67	140
4 to 5 years	42	113
Later than 5 years	47	407
	$1,011	$1,416